CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments

2.Financial information relating to reportable operating segments:

	Year ended December 31, 2021
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total

Revenues	$114,398	$77,614	$22,958	$-	$214,970
Cost of revenues	72,885	45,665	25,153	-	143,703

Gross profit (loss)	41,513	31,949	(2,195)	-	71,267

Research and development, net	9,943	21,393	-	-	31,336
Selling and marketing	15,305	6,169	38	-	21,512
General and administrative	8,943	5,059	1,585	-	15,587
Impairment of held for sale asset	-	-	-	651	651

Operating income (loss)	7,322	(672)	(3,818)	(651)	2,181
Financial expenses, net					1,722

Income before taxes					459
Taxes on income					3,492

Net loss					$(3,033)

Depreciation and amortization expenses	$5,740	$5,138	$113	$-	$10,991

F - 59

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

	Year ended December 31, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total
	As Restated (1)		As Restated (1)		As Restated (1)

Revenues	$92,496	$54,169	$19,470	$-	$166,135
Cost of revenues	61,939	37,728	25,088	-	124,755

Gross profit (loss)	30,557	16,441	(5,618)	-	41,380

Research and development, net	7,350	18,953	-	-	26,303
Selling and marketing	12,388	4,448	35	-	16,871
General and administrative	8,520	4,002	1,541	-	14,063
Merger, acquisition and related litigation income, net	-	-	-	(53,633)	(53,633)

Operating income (loss)	2,299	(10,962)	(7,194)	53,633	37,776
Financial expenses, net					1,907

Income before taxes					35,869
Taxes on income					793

Net income					$35,076

Depreciation and amortization expenses	$5,953	$4,259	$79	$-	$10,291

	Year ended December 31, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total
	As Restated (1)		As Restated (1)		As Restated (1)

Revenues	$127,142	$104,665	$25,527	$-	$257,334
Cost of revenues	80,038	53,263	27,836	-	161,137

Gross profit (loss)	47,104	51,402	(2,309)	-	96,197

Research and development, net	10,919	19,265	-	-	30,184
Selling and marketing	14,955	6,485	48	-	21,488
General and administrative	11,279	5,914	1,322	-	18,515
Merger, acquisition and related litigation expenses, net	-	-	-	118	118

Operating income (loss)	9,951	19,738	(3,679)	(118)	25,892
Financial expenses, net					2,617

Income before taxes					23,275
Tax benefit					(13,583)

Net income					$36,858

Depreciation and amortization expenses	$7,032	$3,871	$75	$-	$10,978

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

Schedule of Revenues by Geographic Area

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Latin America *)	$70,421	$58,872	$75,464
Asia Pacific	45,512	25,265	44,181
United States and Canada	71,468	59,819	107,520
Europe, the Middle East and Africa **)	27,569	22,179	30,169

	$214,970	$166,135	$257,334

Schedule of Long-Lived Assets by Geographic Area

c.The Company's long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	December 31,
	2021	2020

Israel	$58,435	$59,554
Latin America	5,518	3,657
United States	8,448	8,737
Europe	3,179	8,593
Other	1,289	1,510

	$76,869	$82,051

Schedule of Revenues from Major Customers

d.The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2021		2020		2019
			As Restated (1)
Customer A – Terrestrial and Fixed	19%		20%		14%
Customer D – Mobility	12%		*	)	* )
Customer B – Mobility	*	)	11%		13%
Customer C – Mobility	*	)	*	)	11%

*)Less than 10%